Employee Compensation - Share-Based Compensation - Additional Information (Details)	9 Months Ended
	Jul. 31, 2026 shares $ / shares	Jul. 31, 2025 shares $ / shares
Disclosure of Employee Compensation [Abstract]
Number of share options granted in share-based payment arrangement | shares	764,400	716,633
Weighted average fair value of options granted (in canadian dollars per share) | $ / shares	$ 32.09	$ 18.46